Consolidated Statements of Changes in Shareholders’ Equity	Ordinary Shares Class A HKD ($) shares	Ordinary Shares Class A USD ($) shares	Ordinary Shares Class B HKD ($) shares	Ordinary Shares Class B USD ($) shares	Ordinary Shares HKD ($) shares		Ordinary Shares USD ($) shares		Subscription receivable HKD ($)	Subscription receivable USD ($)	Shares reserved for issuance HKD ($)	Shares reserved for issuance USD ($)	Additional paid-in capital HKD ($)	Additional paid-in capital USD ($)	Retained Earnings (Accumulated eficit) HKD ($)	Retained Earnings (Accumulated eficit) USD ($)	Accumulated other comprehensive income (loss) HKD ($)	Accumulated other comprehensive income (loss) USD ($)	HKD ($)	USD ($)
Balance (in Dollars)					$ 77,630				$ (77,630)				$ 40,000		$ 15,074,314		$ 86,731		$ 15,201,045
Balance at Jun. 30, 2022					$ 77,630				(77,630)				40,000		15,074,314		86,731		15,201,045
Balance (in Shares) at Jun. 30, 2022 | shares					1,600,000	[1]	1,600,000	[1]
Dividend declared															(13,825,353)				(13,825,353)
Net income (loss)															9,010,680				9,010,680
Foreign currency translation																	(45,583)		(45,583)
Balance at Jun. 30, 2023					$ 77,630				(77,630)				40,000		10,259,641		41,148		10,340,789
Balance (in Shares) at Jun. 30, 2023 | shares					1,600,000	[1]	1,600,000	[1]
Balance (in Dollars)					$ 77,630				(77,630)				40,000		10,259,641		41,148		10,340,789
Dividend declared															(9,384,000)				(9,384,000)
Net income (loss)															5,505,489				5,505,489
Foreign currency translation																	13,205		13,205
Balance at Jun. 30, 2024					$ 77,630				(77,630)				40,000		6,381,130		54,353		6,475,483
Balance (in Shares) at Jun. 30, 2024 | shares					1,600,000	[1]	1,600,000	[1]
Balance (in Dollars)					$ 77,630				(77,630)				40,000		6,381,130		54,353		6,475,483
Issuance of ordinary shares upon IPO, net					$ 10,052				77,630				48,253,749						48,341,431
Issuance of ordinary shares upon IPO, net (in Shares) | shares					201,265	[1]	201,265	[1]
Issuance of Shares upon ESOP	$ 17,562										(17,562)
Issuance of Shares upon ESOP (in Shares) | shares	360,250	360,250
Re-classification and Re-designation of ordinary shares into Class A and B	$ 70,132		$ 17,550		$ (87,682)
Re-classification and Re-designation of ordinary shares into Class A and B (in Shares) | shares	1,441,265	1,441,265	360,000	360,000	(1,801,265)	[1]	(1,801,265)	[1]
Net income (loss)															(27,568,713)				(27,568,713)	$ (3,511,983)
Foreign currency translation																	(148,959)		(148,959)
Balance at Jun. 30, 2025	$ 87,694	$ 11,750	$ 17,550	$ 2,236							(17,562)	$ (2,237)	48,293,749	$ 6,152,148	(21,187,583)	$ (2,699,090)	(94,606)	$ (12,052)	27,099,242	3,452,175
Balance (in Shares) at Jun. 30, 2025 | shares	1,801,515	1,801,515	360,000	360,000
Balance (in Dollars)	$ 87,694	$ 11,750	$ 17,550	$ 2,236							$ (17,562)	$ (2,237)	$ 48,293,749	$ 6,152,148	$ (21,187,583)	$ (2,699,090)	$ (94,606)	$ (12,052)	$ 27,099,242	$ 3,452,175

[1]	Giving retroactive effect to the 1,600 for 1 share split effected on December 19, 2022.